Company Overview	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Coastal Pride Company, Inc [Member]
Company Overview

Note 1. Company Overview

Located in Beaufort, South Carolina, Coastal Pride Company., Inc. (the “Company”) has been in business since January of 1992. The Company was formed under the laws of the State of South Carolina. The primary focus of the Company and current source of revenue is importing blue and red swimming crab meat primarily from Indonesia, Philippines, Mexico, Venezuela and China and distributing it in the United States of America under several brand names such as Lubkin’s Coastal Pride, and Lubkin’s First Choice.

Note 1.

Company Overview

Located in Beaufort, South Carolina, Coastal Pride Company, Inc. (the “Company”) has been in business since January of 1992. The Company was formed under the laws of the State of South Carolina. The primary focus of the Company and current source of revenue is importing blue and red swimming crab meat primarily from Indonesia, Philippines, Mexico, Venezuela and China and distributing it in the United States of America under several brand names such as Lubkin’s Coastal Pride, and Lubkin’s First Choice.